Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of contingent liabilities [abstract]
Schedule of capital commitments and contingent liabilities

	2024	2023
	£m	£m
Future capital expenditure
Contracted for but not provided	3,329	3,035
Energy purchase commitments[1]
Less than 1 year	1,244	1,391
In 1 to 2 years	982	985
In 2 to 3 years	1,062	1,057
In 3 to 4 years	941	912
In 4 to 5 years	866	929
More than 5 years	9,080	13,920
	14,175	19,194
Guarantees
Guarantee of subleases for US properties (expire up to 2040)	67	219
Guarantees of certain obligations of Eastern Green Link Joint Operations (various expiry dates)	2,465	—
Guarantees of certain obligations of Grain LNG (expire up to 2025)	32	32
Guarantees of certain obligations of National Grid North Sea Link Limited (various expiry dates)	271	281
Guarantees of certain obligations of St William Homes LLP (various expiry dates)	44	44
Guarantees of certain obligations of National Grid IFA 2 Limited (expected expiry 2024)	121	144
Guarantees of certain obligations of National Grid Viking Link Limited (expected expiry 2024)	243	1,185
Other guarantees and letters of credit (various expiry dates)	123	321
	3,366	2,226
1.Energy purchase commitments relate to contractual commitments to purchase electricity or gas that are used to satisfy physical delivery requirements to our customers or for energy that we use ourselves (i.e. normal purchase, sale or usage) and hence are accounted for as ordinary purchase contracts (see note 32(f)). Details of commodity contract derivatives that do not meet the normal purchase, sale or usage criteria, and hence are accounted for as derivative contracts, are shown in note 17(b).